CONCENTRATIONS OF RISK	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

11. CONCENTRATIONS OF RISK

The Company is exposed to the following concentration of risk:

(a) Major customers

For three months ended March 30, 2022 and 2021, the customers who accounted for 10% or more of the Company’s revenues and its accounts receivable balance at period-end are presented as follows:

	2022	2021	2022	2021
	Revenues		Percentage of revenues

Simson Trading Sdn Bhd	$-	$5,900	-%	56%
Infrar International Pte Ltd	$-	$4,452	-%	42%
Tapazsto Optic Ltd	$-	$277	-%	3%
	$-	$10,629	-%	100%

(b) Major suppliers

For the period ended March 31, 2022, the Company does not have any revenue nor accounts payable balance.

(c) Credit risk

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its trade receivables is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information.

(d) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain stable, therefore there is a possibility that the Company could post the same amount of income for two comparable periods and because of the fluctuating exchange rate actually post higher or lower income depending on exchange rate of MYR converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

11. CONCENTRATIONS OF RISK

The Company is exposed to the following concentration of risk:

(a) Major customers

For three months ended June 30, 2022 and 2021, the customers who accounted for 10% or more of the Company’s revenues and its accounts receivable balance at period-end are presented as follows:

	2022	2021	2022	2021
	Revenues		Percentage of revenues

Simson Trading Sdn. Bhd.	$-	$5,813	-%	69%
Tapazsto Optic Ltd	$-	$2,474	-%	29%
Infrar International Pte Ltd	$-	$177	-%	2%
	$-	$8,464	-%	100%

For six months ended June 30, 2022 and 2021, the customers who accounted for 10% or more of the Company’s revenues and its accounts receivable balance at period-end are presented as follows:

	2022	2021	2022	2021
	Revenues		Percentage of revenues

Simson Trading Sdn. Bhd.	$-	$11,712	-%	62%
Tapazsto Optic Ltd	$-	$454	-%	2%
Infrar International Pte Ltd	$-	$6,912	-%	36%
	$-	$19,078	-%	100%

(b) Major suppliers

For the six months ended June 30, 2022 and June 30, 2021, the Company does not have any cost of revenue nor accounts payable balance.

(c) Credit risk

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its trade receivables is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information.

(d) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain stable, therefore there is a possibility that the Company could post the same amount of income for two comparable periods and because of the fluctuating exchange rate actually post higher or lower income depending on exchange rate of MYR converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

11. CONCENTRATIONS OF RISK

The Company is exposed to the following concentration of risk:

(a) Major customers

For the year/period ended December 31, 2021 and December 31, 2020, the customers who accounted for total Company’s revenues and its accounts receivable balance at year/period-end are presented as follows:

	As of December 31, 2021		As of December 31, 2020
	USD	%	USD	%
Tapaszto Optic	1,049	13%	386	75%
Infar International	6,833	84%	125	25%
Cross Optical	255	3%

Total	8,137	100%	511	100%

(b) Credit risk

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its trade receivables is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information.

(c) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain stable, therefore there is a possibility that the Company could post the same amount of income for two comparable periods and because of the fluctuating exchange rate actually post higher or lower income depending on exchange rate of MYR converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.